Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Multi-Manager Total Return Bond Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Total Return Bond Strategies Fund
Class Name	Institutional Class
Trading Symbol	CTRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by exposure to non-benchmark sectors including collateralized loan obligations, high-yield bonds, non-agency mortgage-backed securities and emerging market bonds.
Security Selection
| Security selection within investment-grade corporates was a significant positive. The financials sector was particularly additive, led by banking and insurance. Within industrials, the consumer non-cyclical and technology sectors contributed positively.
Interest rate positioning
| The Fund’s positioning with respect to interest rates contributed positively to performance relative to the benchmark over the trailing year as the yield curve steepened. Positioning emphasized the front end of the yield curve where interest rates declined while de-emphasizing longer maturity bonds where interest rates rose.
Top Performance Detractors
Investment grade corporates

I

The Fund’s underweight positioning with respect to investment-grade corporate bonds detracted from relative performance as this was among the benchmark’s top performing sectors.
Government securities
| Positioning within the Treasury sector was a small detractor amidst a shifting interest rate environment that saw the yield curve steepen significantly, resulting in ongoing interest rate re-positioning using both Treasury bonds and derivatives. In addition, the Fund was underweight government-related securities including sovereign bonds, which also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	3.36	(0.33)	1.98
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 13,557,367,603
Holdings Count | Holding	3,965
Advisory Fees Paid, Amount	$ 57,639,253
Investment Company, Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 13,557,367,603
Total number of portfolio holdings	3,965
Management services fees (represents 0.44% of Fund average net assets)	$ 57,639,253
Portfolio turnover for the reporting period	225%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represente
d
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund
's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	0.6%
Foreign Exchange Risk	0.8%
Interest Rate Risk	23.5%
Short
Credit Risk	0.3%
Interest Rate Risk	10.2%
Asset Categories